Reverse Recapitalization (Details) - USD ($)			3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		11,089,695	0			0	0
Warrants outstanding (in shares)		354,436	29,839,292			29,839,292	28,797,500	483,649
Sale of private placement warrants (in shares)		354,436
Shares issued upon conversion (in shares)						5,000	5,000
Preferred stock, shares issued (in shares)		11,089,695	0			0	0
Common stock, shares issued (in shares)		17,422,009	40,087,785			40,087,785	40,087,785	11,422,476
Common stock, shares outstanding (in shares)	39,918,036	17,422,009	40,087,785			40,087,785	40,087,785	11,422,476
Exercise price of warrant (in dollars per share)			$ 9.25			$ 9.25	$ 9.58	$ 1.31
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Transaction costs				$ 1,367,000	$ 4,126,000		$ 24,317,000
Transaction costs for registration statements			$ 25,000			$ 76,000	635,000
Prepaid transaction costs			940,000			940,000	940,000
Taxes payable			53,000			53,000	53,000
Payments for transaction costs			$ 10,000			$ 10,000	$ 23,864,000
Adjustments to APIC, reverse recapitalization								$ 61,000
Oaktree Warrants
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	2,500,000
Exercise price of warrant (in dollars per share)	$ 0.01
Senior notes
Schedule of Reverse Recapitalization [Line Items]
Face amount	$ 90,000,000
Tranche 1 Loan | Senior notes
Schedule of Reverse Recapitalization [Line Items]
Shares issued upon conversion (in shares)	2,500,000
Face amount	$ 50,000,000
Exercise price of warrant (in dollars per share)	$ 0.01
Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	23,985,000
Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	2,721,400
Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	3,697,203
Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	33,449,433
Options vested and expected to vest (in shares)		2,722,593
Options exercisable (in shares)		5,032,434
Third Party
Schedule of Reverse Recapitalization [Line Items]
Transaction costs		$ 500,000
Legacy Pinstripes Common Stock
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		11,089,695
Shares issued upon conversion (in shares)		500,000
Series I Convertible Preferred Stock And Convertible Preferred Stock, Settled For Unpaid Dividends | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		885,750
Series I Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		850,648
Convertible Preferred Stock, Settled For Unpaid Dividends
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		35,102
Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)			40,087,785			40,087,785	40,087,785
Common stock, shares outstanding (in shares)			40,087,785			40,087,785	40,087,785
Common stock, par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock | Scenario 1
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		32,206,458
Conversion ratio	1.8486	1.8486
Class A Common Stock | Scenario 2
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		2,214,375
Conversion ratio		2.5
Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	1,485,000	3,665,000
Common stock, shares outstanding (in shares)	1,485,000	3,665,000
Shares forfeited (in shares)		2,768,750
Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Conversion ratio	2.5	2.5
Class A Common Stock | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		507,025
Class A Common Stock | Banyan Redeemable Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		32,203
Class A Common Stock | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		1,242,975
Class A Common Stock | Certain Investors, Banyan
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		1,018,750
New Pinstripes Common Stock | Banyan Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		3,665,000
New Pinstripes Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)		50,000
Redeemable Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		32,203
Common stock, shares outstanding (in shares)		32,203
Class B common stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	345,000
Common stock, shares outstanding (in shares)	345,000
Sponsor Earnout Shares | Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	1,830,000
Target Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	5,000,000
EBITDA Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	4,000,000